Credit Facilities - Bank Loan (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	$ 505,171		$ 649,221
Bank loan - U.S. dollar denominated
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	156,332		140,815
Credit facilities - Canadian dollar denominated
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	350,182		510,358
Principal
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	506,514		651,173
Changes in reported amount of U.S. denominated debt	12,600
Principal | Bank loan - U.S. dollar denominated
Disclosure of detailed information about borrowings [line items]
Secured bank loans received		$ 123.5		$ 110.4
Changes in reported amount of U.S. denominated debt	700
Principal | Credit facilities - Canadian dollar denominated
Disclosure of detailed information about borrowings [line items]
Net draws	145,300
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	$ (1,343)		$ (1,952)